Commitments and Contingencies (Detail Textuals)	1 Months Ended				12 Months Ended
	Nov. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2014 USD ($) ft²	Sep. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
Area of corporate office headquarters | ft²			4,087
Rent expense	$ 7,559	$ 2,060	$ 5,373	$ 9,267	$ 242,729	$ 60,736
Independent Contractor Agreements
Operating Leased Assets [Line Items]
Independent contractor expense					$ 120,000	$ 465,500
Independent Contractor Agreements | Contractor One
Operating Leased Assets [Line Items]
Percentage of contractor expenses for total expenditures					10.00%	13.00%